EARNINGS PER LIMITED PARTNER UNIT AND DISTRIBUTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER LIMITED PARTNER UNIT AND DISTRIBUTIONS
NET INCOME/LOSS PER LIMITED PARTNER UNIT AND DISTRIBUTIONS

Net Income/Loss Per Limited Partner Unit

The following is a reconciliation of the net loss attributable to our limited partners and our limited partner units and the basic and diluted earnings per unit calculations for the three months ended March 31, 2015 and 2014 (in thousands, except unit and per unit data):

	Three Months Ended March 31,
	2015	2014
Net loss	$(13,905)	$(1,289)
Series A Preferred Unit fair value adjustment (1)	—	33
Series A Preferred Unit in-kind distribution	—	(534)
General partner Unit in-kind distribution	(76)	—
Net loss attributable to Holdings	(3,154)	—
Net loss attributable to partners	$(10,827)	$(1,790)

General partner's interest (2)	(239)	(26)
Class B Convertible limited partner interest (2)	(3,119)	—
Limited partners' interest (2)
Common	(4,936)	(1,045)
Subordinated	(2,533)	(719)

(1) The valuation adjustment to maximum redemption value of the Series A Preferred Unit in-kind distribution decreased the net loss attributable to partners for the three months ended March 31, 2014.
(2) General Partner's and limited partners’ interests are calculated based on the allocation of net losses for the period, net of the allocation of Series A Preferred Unit in-kind distributions, Series A Preferred Unit fair value adjustments and General Partner unit in-kind distributions. The Class B Convertible Unit interest is calculated based on the allocation of only net losses for the period.

	Three Months Ended March 31,
Common Units	2015	2014
Interest in net loss	$(4,936)	$(1,045)
Effect of dilutive units - numerator (1)	—	—
Dilutive interest in net loss	$(4,936)	$(1,045)

Weighted-average units - basic	23,800,943	18,285,220
Effect of dilutive units - denominator (1)	—	—
Weighted-average units - dilutive	23,800,943	18,285,220

Basic and diluted net loss per common unit	$(0.21)	$(0.06)

	Three Months Ended March 31,
Subordinated Units	2015	2014
Interest in net loss	$(2,533)	$(719)
Effect of dilutive units - numerator (1)	—	—
Dilutive interest in net loss	$(2,533)	$(719)

Weighted-average units - basic	12,213,713	12,213,713
Effect of dilutive units - denominator (1)	—	—
Weighted-average units - dilutive	12,213,713	12,213,713

Basic and diluted net loss per subordinated unit	$(0.21)	$(0.06)

(1) Because we had a net loss for all periods for common units and the subordinated units, the effect of the dilutive units would be anti-dilutive to the per unit calculation. Therefore, the weighted average units outstanding are the same for basic and dilutive net loss per unit for those periods. The weighted average units that were not included in the computation of diluted per unit amounts were2,081 and 140,100 for the three months ended March 31, 2015 and 2014, respectively.

Our calculation of the number of weighted-average units outstanding includes the common units that have been awarded to our directors that are deferred under our Non-Employee Director Deferred Compensation Plan.

All of our Series A Preferred Units were converted into common units on August 4, 2014 (see Note 8). Prior to conversion, our Series A Preferred Units were considered participating securities for purposes of the basic earnings per unit calculation during periods in which they received cash distributions. We were required to pay in-kind distributions to the Series A Preferred Units for the first four full quarters beginning the second quarter of 2013, and continued to pay these distributions until the Series A Preferred Units were converted into common units. Because the Series A Preferred Units received in-kind distributions, they have been excluded from the basic earnings per unit calculation for the three months ended March 31, 2014.

Distributions

Our agreement of limited partnership, which was amended and restated on August 4, 2014 in order to establish the Class B Convertible Units (as amended and restated, the “Partnership Agreement”), requires that within 45 days after the end of each quarter, we distribute all of our available cash to unitholders of record on the applicable record date, as determined by our General Partner. We intend to make a minimum quarterly distribution to the holders of our common units and subordinated units of $0.40 per unit, or $1.60 on an annualized basis, to the extent we have sufficient cash from our operations after the establishment of cash reserves and the payment of costs and expenses, including reimbursements of expenses to our General Partner. However, there is no guarantee that we will pay the minimum quarterly distribution on our units in any quarter. Beginning with the third quarter of 2014, until such time that we have a distributable cash flow divided by cash distributions ratio (“Distributable Cash Flow Ratio”) of at least 1.0, Holdings, the holder of all of our subordinated units, waived the right to receive distributions on any subordinated units that would cause the Distributable Cash Flow Ratio to be less than 1.0.

With respect to the fourth quarter of 2014, Holdings also waived the requirement that any distribution owed to it for that quarter be paid within 45 days of the end of the quarter, provided that the distribution was paid before or in conjunction with the filing of our 2014 Annual Report on Form 10-K. We paid a distribution of $0.28 per unit on our 12,213,713 subordinated units in conjunction with the filing of our 2014 Annual Report on Form 10-K.

Paid In-Kind Distributions

Series A Preferred Units. During the second quarter of 2013, we raised $40.0 million of equity through issuances of 1,715,000 Series A Preferred Units and an additional General Partner contribution to satisfy the requirements of our Previous Credit Facility (as defined in Note 6) (see Notes 6 and 8). Under the terms of our Partnership Agreement, we were required to pay the holders of our Series A Preferred Units quarterly distributions of in-kind Series A Preferred Units for the first four full quarters following the issuance of the units and continuing thereafter until the board of directors of our General Partner determined to begin paying quarterly distributions in cash. In-kind distributions were in the form of Series A Preferred Units at a rate of $0.40 per outstanding Series A Preferred Unit per quarter (or 7% per year of the per unit purchase price). Cash distributions were required to equal the greater of $0.40 per unit per quarter or the quarterly distribution paid with respect to each common unit. In accordance with the Partnership Agreement, our General Partner received a corresponding distribution of in-kind general partner units to maintain its 2.0% interest in us. In connection with the Holdings Transaction (see Notes 1 and 2), all holders of the Series A Preferred Units elected to convert their Series A Preferred Units into 2,015,638 common units based on a 110% exchange ratio.

The following table represents the paid in-kind (“PIK”) distribution declared in 2014 through August 4, 2014, the date on which all outstanding Series A Preferred Units were converted to common units (in thousands, except per unit and in-kind distribution units):

Payment Date	Attributable to the Quarter Ended(1)	Per Unit Distribution	In-Kind Series A Preferred Unit Distributions to Series A Preferred Holders	In-Kind Series A Preferred Distributions Value(2)	In-Kind Unit Distribution to General Partner	In-Kind General Partner Distribution Value(2)
2014
May 15, 2014	March 31, 2014	$0.40	31,513	$534	643	$11

(1) As a result of the conversion, the Series A Preferred Unit holders (and the corresponding General Partner units) ceased receiving PIK distributions effective with the quarter ended June 30, 2014, but received a cash distribution on the converted common units.
(2) The fair value was calculated as required, based on the common unit price at the quarter end date for the period attributable to the distribution, multiplied by the number of units distributed.

Class B Convertible Units. In connection with the Contribution and the TexStar Rich Gas System Transaction, on August 4, 2014, we established our Class B Convertible Units. As of March 31, 2015, the Class B Convertible Units consist of 15,149,636 of such units including the additional Class B Convertible Units issued in-kind as a distribution (“Class B PIK Units”). The Class B Convertible Units are not participating securities for purposes of the earnings per unit calculation. Commencing with the quarter ended September 30, 2014 and until converted, as long as certain requirements are met, the holders of the Class B Convertible Units will receive quarterly distributions in an amount equal to $0.3257 per unit. These distributions will be paid quarterly in Class B PIK Units within 45 days after the end of each quarter. Our General Partner was entitled, and has exercised its right, to retain its 2.0% general partner interest in us in connection with the original issuance of 14,633,000 Class B Convertible Units. In connection with future distributions of Class B PIK Units, the General Partner is entitled to a corresponding distribution to maintain its 2.0% general partner interest in us. The Class B Convertible Units have the same rights, preferences and privileges, and are subject to the same duties and obligations, as our common units, with certain exceptions. See Note 9.

The following table presents the PIK distribution earned on the Class B Convertible Units for periods after issuance on August 4, 2014 through March 31, 2015 (in thousands, except per unit and in-kind distribution units):

Payment Date	Attributable to the Quarter Ended	Per Unit Distribution	In-Kind Class B Convertible Unit Distributions to Class B Convertible Holders	In-Kind Class B Convertible Distributions Value(1)	In-Kind Unit Distribution to General Partner	In-Kind General Partner Distribution Value(1)
2015
May 14, 2015	March 31, 2015	$0.3257	265,118	$3,712	5,410	$76
2014
February 13, 2015	December 31, 2014	$0.3257	260,558	$4,143	5,318	$85
November 14, 2014	September 30, 2014	$0.3257	256,078	$5,467	5,226	$112

(1) The fair value was calculated as required, based on the common unit price at the quarter end date for the period attributable to the distribution, multiplied by the number of units distributed.

Cash Distributions

The following table represents our distributions declared for the quarterly periods beginning in 2014 through the three months ended March 31, 2015 (in thousands, except per unit data):

				Distributions
	Attributable to the	Per Unit		Limited Partners
Payment Date	Quarter Ended	Distribution		Common	Subordinated		General Partner	Total
2015
May 14, 2015	March 31, 2015	$0.40		$9,520	$—		$418	$9,938
2014
February 13, 2015	December 31, 2014	0.40	(1)	9,520	3,432	(2)	416	13,368
November 14, 2014	September 30, 2014	0.40	(1)	9,520	—		413	9,933
August 14, 2014	June 30, 2014	0.40		9,399	4,886		290	14,575
May 15, 2014	March 31, 2014	0.40		8,586	4,886		290	13,762

(1) The common unit distribution in the table above includes the distribution payment to the Series A Preferred unitholders for their Series A Preferred Units converted into common units or to the units that vested as part of our LTIP (as defined in Note 11) as a result of the Holdings Transaction (see Notes 1, 8 and 11).
(2) Holdings waived the requirement that any distribution owed to it for the fourth quarter be paid within 45 days of the end of the quarter. We paid a distribution of $0.28 per unit on our 12,213,713 subordinated units in conjunction with the filing of our 2014 Annual Report on Form 10-K.

EARNINGS PER LIMITED PARTNER UNIT AND DISTRIBUTIONS
Earnings Per Unit of the Partnership
The following is a reconciliation of net loss attributable to limited partners and the limited partner units used in the basic and diluted earnings per unit calculations for the years ended December 31, 2014, 2013 and 2012 (in thousands, except per unit data):

	Year Ended December 31, 2014 (1)	Year Ended December 31, 2013	Year Ended December 31, 2012
Net loss	$(37,731)	$(15,970)	$(4,488)
Series A Preferred Unit fair value adjustment(2)	(4,596)	(37)	—
Series A Preferred Unit in-kind distribution	(534)	(1,633)	—
General partner Unit in-kind distribution	(207)	—	—
Net loss from January 1, 2012 through November 6, 2012	—	—	260
Net loss attributable to Holdings	(6,409)	—	—
Net loss attributable to partners	$(36,659)	$(17,640)	$(4,228)
General partner's interest(3)	(693)	(319)	—
Limited partners' Class B Convertible interest(3)	(7,436)	—	—
Limited partners' interest(2)
Common	(20,175)	(8,683)	(2,072)
Subordinated	(8,355)	(8,638)	(2,071)
____________________________________________________________________________
(1) We calculate historical earnings per unit with retrospective earnings or losses of a transferred business before the date of the 2015 Holdings acquisition allocated entirely to the General Partner. The previously reported earnings per unit of the limited partners did not change as a result of the 2015 Holdings acquisition.
(2) The valuation adjustment to maximum redemption value of the Series A Preferred Unit in-kind distribution increased the net loss attributable to partners for the years ended December 31, 2014 and 2013 in the calculation of earnings per unit (See Note 11).
(3) General Partner's and limited partners’ interests are calculated based on the allocation of net losses for the period, net of the allocation of Series A Preferred Unit in-kind distributions, Series A Preferred Unit fair value adjustments and General Partner unit in-kind distributions. The Class B Convertible Unit interest is calculated based on the allocation of only net losses for the period.

Common Units	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Interest in net loss	$(20,175)	$(8,683)	$(2,072)
Effect of dilutive units - numerator(1)	—	—	—
Dilutive interest in net loss	$(20,175)	$(8,683)	$(2,072)

Weighted-average units - basic	21,641,635	12,224,997	12,213,713
Effect of dilutive units - denominator(1)	—	—	—
Weighted-average units - dilutive	21,641,635	12,224,997	12,213,713

Basic and diluted net loss per common unit	$(0.93)	$(0.71)	$(0.17)

Subordinated Units	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Interest in net loss	$(8,355)	$(8,638)	$(2,071)
Effect of dilutive units - numerator(1)	—	—	—
Dilutive interest in net loss	$(8,355)	$(8,638)	$(2,071)

Weighted-average units - basic	12,213,713	12,213,713	12,213,713
Effect of dilutive units - denominator(1)	—	—	—
Weighted-average units - dilutive	12,213,713	12,213,713	12,213,713

Basic and diluted net loss per subordinated unit	$(0.68)	$(0.71)	$(0.17)
____________________________________________________________________________
(1)Because we had a net loss for all periods for common units and the subordinated units, the effect of the dilutive units would be anti-dilutive to the per unit calculation. Therefore, the weighted average units outstanding are the same for basic and dilutive net loss per unit for those periods. The weighted average units that were not included in the computation of diluted per unit amounts were 184,417 and 10,092 and unvested awards granted under our LTIP for the year ended December 31, 2014 and 2013, respectively, and 1,213,257 Series A Preferred Units for the year ended December 31, 2013.

Our calculation of the number of weighted-average units outstanding includes the common units that have been awarded to our directors that are deferred under our Non-Employee Director Deferred Compensation Plan.

All of our Series A Preferred Units were converted into common units on August 4, 2014 (See Note 11). Prior to conversion, our Series A Preferred Units were considered participating securities for purposes of the basic earnings per unit calculation during periods in which they received cash distributions. We were required to pay in-kind distributions to the Series A Preferred Units for the first four full quarters beginning the second quarter of 2013, and continued to pay these distributions until the Series A Preferred Units were converted into common units. Because the Series A Preferred Units received in-kind distributions, they have been excluded from the basic earnings per unit calculation for the year ended December 31, 2014.
Distributions
Our agreement of limited partnership, which was amended and restated on August 4, 2014 in order to establish the Class B Convertible Units (as amended and restated, the “Partnership Agreement”), requires that within 45 days after the end of each quarter, we distribute all of our available cash to unitholders of record on the applicable record date, as determined by our General Partner. We intend to make a minimum quarterly distribution to the holders of our common units and subordinated units of $0.40 per unit, or $1.60 on an annualized basis, to the extent we have sufficient cash from our operations after the establishment of cash reserves and the payment of costs and expenses, including reimbursements of expenses to our General Partner. However, there is no guarantee that we will pay the minimum quarterly distribution on our units in any quarter. Beginning with the third quarter of 2014, until such time that we have a distributable cash flow divided by cash distributions ratio (“Distributable Cash Flow Ratio”) of at least 1.0, Holdings, the holder of all of our subordinated units, has waived the right to receive distributions on any subordinated units that would cause the Distributable Cash Flow Ratio to be less than 1.0. With respect to the fourth quarter of 2014, Holdings also waived the requirement that any distribution owed to it for that quarter be paid within 45 days of the end of the quarter, provided that the distribution is paid before or in conjunction with the filing of this Form 10-K.
Our General Partner is currently entitled to 2.0% of all distributions that we make prior to our liquidation. Our General Partner has the right, but not the obligation, to contribute a proportionate amount of capital to us to maintain its current general partner interest. Our General Partner's initial 2.0% interest in our distributions will be reduced if we issue additional limited partner units in the future and our General Partner does not contribute a proportionate amount of capital to us to maintain its 2.0% general partner interest.
Our General Partner also currently holds incentive distribution rights that entitle it to receive increasing percentages, up to a maximum of 50%, of the cash we distribute from operating surplus in excess of $0.46 per unit per quarter. The maximum distribution of 50% includes distributions paid to our General Partner on its 2.0% general partner interest and assumes that our General Partner maintains its general partner interest at 2.0%. The maximum distribution of 50% does not include any distributions that our General Partner may receive on any limited partner units that it owns.
Cash Distributions
The following table represents our distribution declared for the quarter ended December 31, 2014 and distributions paid for the previous periods (in thousands, except per unit data):

				Distributions
	Attributable to the	Per Unit		Limited Partners
Payment Date	Quarter Ended	Distribution		Common	Subordinated		General Partner	Total
2014
February 13, 2015	December 31, 2014	$0.40	(1)	$9,520	$3,432	(3)	$416	$13,368
November 14, 2014	September 30, 2014	0.40	(1)	9,520	—		413	9,933
August 14, 2014	June 30, 2014	0.40		9,399	4,886		290	14,575
May 15, 2014	March 31, 2014	0.40		8,586	4,886		290	13,762
2013
February 14, 2014	December 31, 2013	0.40		8,581	4,885		289	13,755
November 14, 2013	September 30, 2013	0.40		4,888	4,885		214	9,987
August 14, 2013	June 30, 2013	0.40		4,890	4,886		210	9,986
May 15, 2013	March 31, 2013	0.40		4,888	4,886		199	9,973
2012
February 14, 2013	December 31, 2012	0.24	(2)	2,931	2,931		120	5,982
____________________________________________________________________________
(1) The common unit distribution in the table above includes the distribution payment to the Series A Preferred unitholders for their Series A Preferred Units converted into common units or to the units that vested as part of our LTIP (as defined below) as a result of the Holdings Transaction (See Notes 1, 11 and 14).
(2) Per unit distribution of $0.24 corresponds to the minimum quarterly distribution of $0.40 per unit, or $1.60 on an annualized basis, pro-rated for the portion of the quarter following the closing of our IPO on November 7, 2012.
(3) Holdings waived the requirement that any distribution owed to it for the fourth quarter be paid within 45 days of the end of the quarter. We expect to pay a distribution of $0.28 on 12,213,713 of our Subordinated Units in conjunction with the filing of this Form 10-K.

In accordance with our 2012 long-term incentive plan ("LTIP"), we paid the distribution equivalent rights to holders of LTIP units that vested during year ended December 31, 2014 (See Note 14). On November 14, 2013, we paid an aggregate distribution of $63.8 thousand to the holders of the vested phantom units.

Paid In-Kind Distributions

During the second quarter of 2013, we raised $40.0 million of equity through issuances of 1,715,000 Series A Preferred Units and an additional General Partner contribution to satisfy the requirements of our Previous Credit Facility (as defined in Note 8) (See Notes 8 and 11). Under the terms of our Partnership Agreement, we were required to pay the holders of our Series A Preferred Units quarterly distributions of in-kind Series A Preferred Units for the first four full quarters following the issuance of the units and continuing thereafter until the board of directors of our General Partner determined to begin paying quarterly distributions in cash. In-kind distributions were in the form of Series A Preferred Units at a rate of $0.40 per outstanding Series A Preferred Unit per quarter (or 7% per year of the per unit purchase price). Cash distributions were required to equal the greater of $0.40 per unit per quarter or the quarterly distribution paid with respect to each common unit. In accordance with the Partnership Agreement, our General Partner received a corresponding distribution of in-kind general partner units to maintain its 2.0% interest in us. In connection with the Holdings Transaction (see Notes 1 and 3), all holders of the Series A Preferred Units elected to convert their Series A Preferred Units into 2,015,638 common units based on a 110% exchange ratio.

The following table represents the paid in-kind (“PIK”) distribution from the date of our IPO through August 4, 2014, the date on which all outstanding Series A Preferred Units were converted to common units (in thousands, except per unit and in-kind distribution units):

Payment Date	Attributable to the Quarter Ended(1)	Per Unit Distribution		In-Kind Series A Preferred Unit Distributions to Series A Preferred Holders	In-Kind Series A Preferred Distributions Fair Value(2)	In-Kind Unit Distribution to General Partner	In-Kind General Partner Distribution Value(2)
2014
May 15, 2014	March 31, 2014	$0.40		31,513	$534	643	$11
2013
February 14, 2014	December 31, 2013	$0.40		30,971	$558	632	$11
November 14, 2013	September 30, 2013	0.40		30,439	511	621	10
August 14, 2013	June 30, 2013	0.35	(3)	22,276	512	454	10
August 14, 2013	June 30, 2013	0.20	(4)	2,199	51	45	1
____________________________________________________________________________
(1) As a result of the conversion, the Series A Preferred Unit holders (and the corresponding General Partner units) did not receive a PIK distribution for the quarters ended June 30, 2014 or September 30, 2014, but received a cash distribution on the converted common units.
(2) The fair value was calculated as required, based on the common unit price at the quarter end date for the period attributable to the distribution, multiplied by the number of units distributed.
(3) Per unit distribution of $0.35 corresponds to the minimum quarterly distribution of $0.40 per unit, or $1.60 on an annualized basis, pro-rated for the portion of the quarter following the issuance of 1,466,325 Series A Preferred Units and 29,925 general partner units on April 12, 2013.
(4) Per unit distribution of $0.20 corresponds to the minimum quarterly distribution of $0.40 per unit, or $1.60 on an annualized basis, pro-rated for the portion of the quarter following the issuance of 248,675 Series A Preferred Units and 5,075 general partner units on May 15, 2013.

Class B Convertible Units. In connection with the Contribution, on August 4, 2014, we established our Class B Convertible Units. The Class B Convertible Units consist of 14,633,000 of such units plus any additional Class B Convertible Units issued in-kind as a distribution (“Class B PIK Units”). The Class B Convertible Units are not participating securities for purposes of the earnings per unit calculation. Commencing with the quarter ended September 30, 2014 and until converted, as long as certain requirements are met, the holders of the Class B Convertible Units will receive quarterly distributions in an amount equal to $0.3257 per unit. These distributions will be paid quarterly in Class B PIK Units within 45 days after the end of each quarter. Our General Partner was entitled, and has exercised its right, to retain its 2.0% general partner interest in us in connection with the original issuance of Class B Convertible Units. In connection with future distributions of Class B PIK Units, the General Partner is entitled to a corresponding distribution to maintain its 2.0% general partner interest in us. The Class B Convertible Units have the same rights, preferences and privileges, and are subject to the same duties and obligations, as our common units, with certain exceptions. See Note 12.

The following table represents the PIK distribution earned on the Class B Convertible Units for periods after August 4, 2014 and ended December 31, 2014 (in thousands, except per unit and in-kind distribution units):

Payment Date	Attributable to the Quarter Ended	Per Unit Distribution	In-Kind Class B Convertible Unit Distributions to Class B Convertible Holders	In-Kind Class B Convertible Distributions Value(1)	In-Kind Unit Distribution to General Partner	In-Kind General Partner Distribution Value(1)
2014
February 13, 2015	December 31, 2014	$0.3257	260,558	$4,143	5,318	$85
November 14, 2014	September 30, 2014	$0.3257	256,078	$5,467	5,226	$112
____________________________________________________________________________

(1) The fair value was calculated as required, based on the common unit price at the quarter end date for the period attributable to the distribution, multiplied by the number of units distributed.
Earnings Per Common Unit of Southcross Energy LLC
A reconciliation of basic and diluted earnings per unit related to the Southcross Energy LLC common units is included in our consolidated statements of operations.
Southcross Energy LLC calculated earnings per common unit by first deducting the amount of cumulative returns on both the Redeemable Preferred and Preferred units from net income (loss), and dividing this amount by the weighted average number of vested common units (including both the vested Class A common units and Class B units). For periods presented in which Southcross Energy LLC units were outstanding, no unvested common units were included in the computation of the diluted per unit amount because all would have been antidilutive to the net loss per common unit holder. The amount of unvested common units that were not included in the computation of diluted per unit amounts were 143,220 units for the period ended November 6, 2012.